Variable Interest Entities - Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Property and equipment, net	$ 251,476	$ 253,976	$ 252,693
Long-term notes payable, current portion	22,753	26,471	23,581
Long-term notes payable, non-current portion		166,818	222,320
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash	837	805	1,041
Property and equipment, net	66,312	69,815	63,913
Long-term notes payable, current portion	4,722	3,087	5,841
Long-term notes payable, non-current portion	$ 34,193	$ 37,404	$ 40,562